Share-based compensation - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2023 shares $ / shares	Jun. 30, 2023 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At beginning of the year (in USD per share) | $ / shares	$ 18.30	$ 18.30
Average strike price in USD per share, Granted (in USD per share) | $ / shares		2.47
Average strike price in USD per share, Option Exchange - Granted (in USD per share) | $ / shares		2.06
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares		16.14
Average strike price in USD per share, Option Exchange - Forfeited (in USD per share) | $ / shares		22.55
Average strike price in USD per share, At end of the year (in USD per share) | $ / shares		$ 11.93
Number of awards, At beginning of the year (in shares) | shares	10,755,494	10,755,494
Number of awards, Granted (in shares) | shares		3,140,641
Number of awards, Option Exchange - Granted (in shares) | shares		898,585
Number of awards, Forfeited (in shares) | shares		(1,303,983)
Number of awards, Option Exchange - Forfeited (in shares) | shares		(2,197,458)
Number of awards, At end of the year (in shares) | shares		11,293,279
Weighted average remaining contractual life of outstanding share options	8 years 5 months 15 days	8 years 3 months 21 days
Weighted average remaining contractual life of granted share options		8 years 8 months 15 days
Weighted Average Remaining Contractual Life Of Option Exchange, Granted		8 years 8 months 15 days